BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated April 1, 2025 to the Statement of Additional Information (“SAI”)

of the Fund, dated April 29, 2024, as amended or supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Master Portfolio’s portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2023.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	344 $2.23 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Paul Whitehead	380 $2.31 Trillion	344 $1.03 Trillion	135 $651.96 Billion	0 $0	0 $0	0 $0
Matt Waldron, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA*	70 $162.3 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Jennifer Hsui’s and Paul Whitehead’s compensation as of December 31, 2023 and Matt Waldron’s, Peter Sietsema’s and Steven White’s compensation as of December 31, 2024.

The following is added to the first paragraph of the sub-section entitled “Portfolio Manager Beneficial Holdings”:

As of December 31, 2024, Messrs. Waldron, Sietsema and White did not beneficially own any shares of the Fund.

Shareholders should retain this Supplement for future reference.

SAI-S&P500-0425SUP

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